Fair Value Measurement - Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes (Details)	Dec. 31, 2023
Risk-free rate of return (per annum) [Member] | Maximum [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	6.24
Risk-free rate of return (per annum) [Member] | Minimum [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	6.19
Expected Volatility [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	59.21
Expected dividend yield [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	0
Expected Term [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	0.69
Applied bond yield [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	0.1449
Yield for value of credit risk [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	0.1391
Fair value of underlying ordinary shares/preferred shares [Member] | Maximum [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	0.14
Fair value of underlying ordinary shares/preferred shares [Member] | Minimum [Member]
Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes [Line Items]
Fair value exchangeable notes	0.11